BANK BORROWING	12 Months Ended
Dec. 31, 2020
BANK BORROWING
BANK BORROWING

13. BANK BORROWING

In 2020, the Group borrowed approximately RMB1,207,793 in different currencies from several commercial banks and repaid RMB643,122. These bank loans have one-three years maturity and weighted average interest rate of 2.85%, and will be used for the daily operations of the Group.